UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04643

Volumetric Fund, Inc.

87 Violet Drive, Pearl River, NY 10965

Gabriel J. Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number:          845-623-7637

Date of fiscal year end: Dec 31

Date of reporting period: 6/30/2016

Item 1.  Reports to Stockholders.

To Our Shareholders:

Volumetric Fund’s net asset value per share (NAV) advanced 4.7% in the first half of 2016.  This includes a 0.8% advance in the second quarter. As of June 30, 2016 we have outperformed the market, which closed up 2.7%, as measured by the Standard & Poor’s 500 Index. As indicated in the table below, Volumetric Fund surpassed the Standard & Poor’s 500 Index by 2.0% for the first six months of the year. Overall, our NAV closed out the first half of the year at $19.15, up $0.16 from the March 31 NAV of $18.99.

	Second Quarter	First Half	Change Since 9/1/2000*
Volumetric Fund	+0.8%	+4.7%	+103.9%
Standard & Poor's 500 Index	+1.9%	+2.7%	+38.0%
Dow-Jones Industrials	+1.4%	+2.9%	+59.5%
NY Stock Exchange Index	+2.8%	+3.4%	+46.6%

      *Introduction of “Volume and Range” system

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $273,807, as of June 30, 2016. This is equivalent to a 9.2% compounded growth rate since the inception of the Fund in 1979.

PORTFOLIO REVIEW (Unaudited)

Currently, we have 68 securities in our portfolio. There are 56 gainers and 12 losers.  Our average stock in the portfolio is up 26.3%.  At the end of the second quarter, our best performing stock was O’Reilly Automotive Inc., a specialty retail store, which more than doubled, with a 195.4% unrealized gain.  Our worst stock in the portfolio is Stericycle Inc. with a 14.6% unrealized loss.  During the second quarter we purchased 9 securities and sold 16 securities, as indicated below.

Purchases: Bristol-Myers Squibb Co., E*Trade Financial Corp., E. I. du Pont de Nemours and Co., Edgewell Personal Care Co., JPMorgan Chase and Co., McKesson Corp., PTC Inc., Rockwell Collins Inc., Teradata Corp.

Sales: Abbott Laboratories, Apple Inc., Cisco Systems Inc., CSX Corp., Dillard's Inc., Flir Systems Inc., Genesco Inc.*, Harman International Ind. Inc., Lear Corporation, Norfolk Southern Corp., O'Reilly Automotive Inc.*, Procter & Gamble Co., Rockwell Collins Inc., Roper Technologies Inc., Tyson Foods Inc., Whole Foods Market Inc.

Among the stocks sold during the second quarter, the three best percent gainers were Tyson Foods Inc. which more than doubled, with a 283% net realized gain.  The next two best stocks were: O’Reilly Automotive Inc. with a 181% net realized gain, and Flir Systems Inc. with a 41% net realized gain. For the six months ended June 30, 2016, purchases and sales of securities were $9.5 million and $9.1 million, respectively.

TOP STOCK HOLDINGS (Unaudited)

As of June 30, 2016, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 4 for details.

            Unrealized      % of Total

              Gain (%)       Net Assets

ANNUAL MEETING

Volumetric Fund’s annual meeting was held on June 2, 2016.  All nine nominated directors were elected for their respective terms.  At the meeting, shareholders approved BBD, LLP as the Fund’s independent registered public accounting firm for the year ending December 31, 2016.

UPDATE AND OUTLOOK

The Standard & Poor’s 500 Index reached an all-time high today, July 12, 2016. At the same time, Volumetric Fund surpassed the Standard & Poor’s 500 Index by 2.4% for the year to date 2016. In fact, as of today, Volumetric Fund has advanced 7.7% for the year. Since June 30th, the Fund’s NAV advanced $0.56 to $19.71, as of this writing.

Your semi-annual account statement was mailed to you earlier this month.  If you have any questions, please do not hesitate to call us.  Thank you for your continued trust and confidence.

July 12, 2016

Sincerely,

Gabriel J. Gibs

Irene J. Zawitkowski

Chairman

CEO

Industry Group Weight as Percent of Net Assets

June 30, 2016

(Unaudited)

FINANCIAL HIGHLIGHTS

(for one share outstanding throughout each period)

	6 Months Ended		Years Ended December 31
	6/30/2016	2015	2014	2013	2012	2011
	(unaudited)

Net asset value, beginning of period	$18.90	$ 21.81	$21.82	$18.51	$17.48	$17.39
Income from investment operations
Net investment loss	(0.04)	(0.14)	(0.17)	(0.11)	(0.07)	(0.12)
Net realized and change in unrealized
gain (loss) on investments	0.90	(0.79)	1.59	4.67	1.10	0.21
Total from investment operations	0.86	(0.93)	1.42	4.56	1.03	0.09
Less distributions from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	(0.61)	(1.98)	(1.43)	(1.25)	0.00	0.00
Total distributions	(0.61)	(1.98)	(1.43)	(1.25)	0.00	0.00
Net asset value, end of period	$19.15	$18.90	$21.81	$21.82	$18.51	$17.48
Total return	4.70%*	(4.69%)	6.96%	26.42%	5.89%	0.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,672	$26,691	$28,516	$25,901	$20,926	$20,401
Ratio of expenses to average net assets	1.91%**	1.92%	1.93%	1.94%	1.94%	1.94%
Ratio of net investment loss to average net assets	(0.48%)**	(0.70%)	(0.82%)	(0.56%)	(0.35%)	(0.65%)
Portfolio turnover rate	41%*	82%	96%	57%	126%	111%
*Not annualized
**Annualized

VOLUMETRIC FUND, INC.

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2016

See notes to financial statements

Equities: 84.2%

| SHARES | COMPANY | VALUE |
|---|---|---|
| | **Chemicals -- 3.6%** | |
| 4,300 | E. I. du Pont de Nemours and Co | $ 278,640 |
| 7,300 | FMC Corp | 338,063 |
| 3,500 | Valspar Corporation | 378,105 |
| | | 994,808 |
| | **Computer Software -- 4.8%** | |
| 10,400 | CA Inc | 341,432 |
| 16,900 | Cadence Design Systems Inc* | 410,670 |
| 8,000 | PTC Inc* | 300,640 |
| 10,600 | Teradata Corp* | 265,742 |
| | | 1,318,484 |
| | **Computers and Semiconductors -- 6.0%** | |
| 11,000 | Cree* | 268,840 |
| 11,200 | EMC Corp | 304,304 |
| 14,000 | Hewlett Packard Enterprise Co | 255,780 |
| 14,000 | HP Inc | 175,700 |
| 10,000 | Intel Corp | 328,000 |
| 6,400 | Microchip Technology Inc | 324,864 |
| | | 1,657,488 |
| | **Construction -- 9.2%** | |
| 4,600 | Dycom Industries Inc* | 412,896 |
| 6,800 | Jacobs Engineering Group Inc* | 338,708 |
| 17,000 | Mas Tec Inc* | 379,440 |
| 8,700 | Owens Corning | 448,224 |
| 14,900 | USG Corp | 401,704 |
| 4,600 | Vulcan Materials Co | 553,656 |
| | | 2,534,628 |
| | **Consumer Cyclical -- 4.0%** | |
| 5,256 | La-Z-Boy Incorporated | 146,222 |
| 12,300 | Mattel Inc | 384,867 |
| 13,400 | PulteGroup Inc | 261,166 |
| 11,200 | Toll Brothers Inc* | 301,392 |
| | | 1,093,647 |
| | **Drugs -- 4.0%** | |
| 4,500 | Bristol-Myers Squibb Co | 330,975 |
| 3,000 | Johnson & Johnson | 363,900 |
| 11,500 | Pfizer Inc | 404,915 |
| | | 1,099,790 |
| | **Electrical Equipment -- 2.4%** | |
| 6,400 | Emerson Electric Co | 333,824 |
| 2,900 | Rockwell Automation Inc | 332,978 |
| | | 666,802 |
| | **Electronics -- 4.0%** | |
| 4,700 | Charles River Labs. Int'l Inc* | 387,468 |
| 16,000 | Corning Inc | 327,680 |
| 8,300 | Netgear Inc* | 394,582 |
| | | 1,109,730 |
| | **Energy -- 3.1%** | |
| 3,700 | Exxon Mobil Corporation | 346,838 |
| 16,000 | Murphy Oil Corp | 508,000 |
| | | 854,838 |
| | **ETF -- 3.8%** | |
| 5,000 | SPDR S&P 500 Trust | 1,047,400 |
| | | 1,047,400 |
| | **Financials -- 3.1%** | |
| 11,200 | E*Trade Financial Corp* | 263,088 |
| 4,500 | JPMorgan Chase and Co | 279,630 |
| 8,000 | Loews Corp | 328,720 |
| | | 871,438 |
| | **Food & Beverage -- 2.1%** | |
| 7,500 | Sysco Corp | 380,550 |
| 6,569 | Whole Foods Market Inc | 210,339 |
| | | 590,889 |
| | **Healthcare -- 4.9%** | |
| 8,000 | Baxter International Inc | $ 361,760 |
| 1,600 | CR Bard Inc | 376,256 |
| 1,600 | McKesson Corp | 298,640 |
| 6,400 | Patterson Companies Inc | 306,496 |
| | | 1,343,152 |
| | **Hotels Restaurants & Leisure -- 2.6%** | |
| 1,800 | Panera Bread Co Class A* | 381,492 |
| 4,000 | Yum! Brands Inc | 331,680 |
| | | 713,172 |
| | **Household Products -- 1.1%** | |
| 3,600 | Edgewell Personal Care Co | 303,876 |
| | | 303,876 |
| | **Industrial Equipment -- 1.3%** | |
| 7,199 | Wesco International Inc* | 370,677 |
| | | 370,677 |
| | **Machinery -- 4.2%** | |
| 9,000 | Briggs & Stratton Corp | 190,620 |
| 4,700 | Dover Corp | 325,804 |
| 7,300 | Oshkosh Corp | 348,283 |
| 5,700 | Paccar Inc | 295,659 |
| | | 1,160,366 |
| | **Media -- 4.8%** | |
| 7,000 | CBS Corp Class B | 381,080 |
| 15,000 | Interpublic Group of Cos. Inc | 346,500 |
| 4,400 | Omnicom Group Inc | 358,556 |
| 2,600 | The Walt Disney Company | 254,332 |
| | | 1,340,468 |
| | **Retail -- 2.3%** | |
| 1,200 | O'Reilly Automotive Inc* | 325,320 |
| 4,200 | TJX Companies Inc | 324,366 |
| | | 649,686 |
| | **Services -- 7.5%** | |
| 13,000 | Brink's Co | 370,370 |
| 3,800 | Cintas Corp | 372,894 |
| 11,000 | Herman Miller Inc | 328,790 |
| 7,200 | Robert Half International Inc | 274,752 |
| 2,500 | Stericycle Inc* | 260,300 |
| 6,600 | Waste Connections Inc | 475,530 |
| | | 2,082,636 |
| | **Textile - Apparel Clothing -- 1.1%** | |
| 5,300 | Columbia Sportswear Co | 304,962 |
| | | 304,962 |
| | **Transportation -- 2.3%** | |
| 6,200 | Expeditors Int'l of Washington Inc | 304,048 |
| 2,300 | FedEx Corp | 349,094 |
| | | 653,142 |
| | **Utilities -- 2.0%** | |
| 2,300 | Atmos Energy Corp | 187,036 |
| 9,600 | PPL Corporation | 362,400 |
| | | 549,436 |

| | |
|---|---|
| **TOTAL EQUITIES (COST: $ 19,057,636)** | **23,311,515** |
| **CASH EQUIVALENTS/RECEIVABLE: 15.8%** | |
| Cash | 124,478 |
| US Bank N.A. Fidelity Money Mkt Gov Fund | 3,514,549 |
| Dividends and Interest Receivable | 28,402 |
| Receivable From Broker | 693,002 |
| **TOTAL CASH EQUIVALENTS/ RECEIVABLES** | **4,360,431** |
| **TOTAL ASSETS** | **27,671,946** |
| Less Liabilities: | - |
| Payable To Broker | - |
| **NET ASSETS: 100.0%** | **$ 27,671,946** |
| **VOLUMETRIC SHARES OUTSTANDING** | **1,445,366** |
| **NET ASSET VALUE,OFFERING & REDEMPTION PRICE PER SHARE** | **$19.15** |

*Non-income producing security

See notes to financial statements

VOLUMETRIC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

As of June 30, 2016

1. Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.  The Fund’s investment objective is capital growth. Its secondary objective is downside protection.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation.  If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair values, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2016, all of the securities held by the Fund were valued using Level 1 inputs.  See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.  There were no transfers among Levels 1, 2 and 3 for the six months ended June 30, 2016.

b)

Securities Transactions and Investment. Income. Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes.  Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal and state income tax returns for all open tax years (2012-2015) and during the six months ended June 30, 2016, and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

c)

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders.  Therefore no federal income tax provision is required.

d)

Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end.  Distributions are taxable to shareholders in the year earned by the Fund.  The Board of Directors declared the following distributions.

Long term capital gains recorded and paid during the year ended December 31, 2015 and the six months ended June 30, 2016 were as follows: Long Term Capital Gains 2015: $2,588,254, June 30, 2016 $861,662.

e)

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services under an advisory agreement with Volumetric Advisers, Inc., that provides for fees to be paid at an annual rate of 2.0% of the first $10,000,000 of average daily net assets, 1.9% of the next $15,000,000 and declining thereafter to 1.5% on net assets over $100,000,000.  The Fund's adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund.  This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency.  Certain officers and directors of the Fund are also officers and directors of the investment adviser.

3. Capital Stock Transactions

At June 30, 2016, there were 2,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the six months ended June 30, 2016 purchases and proceeds from sales of securities were $9,560,234 and $9,189,312, respectively.  At June 30, 2016 the cost of investments for Federal income tax purposes was $19,057,636.  Accumulated net unrealized appreciation on investments was $4,253,879 consisting of $4,513,652 gross unrealized appreciation and $259,773 gross unrealized depreciation.

5. Composition of Net Assets

At June 30, 2016 net assets consisted of:

Net capital paid in on shares of stock………….	$23,020,113.
Unrealized appreciation of investments………	4,253,879.
Accumulated net realized gain on investments.	462,332.
Accumulated net investment loss……………….	(64,378)
Net Assets……………………………………..	$27,671,946.

6. Federal Income Tax

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gain……………	$ 871,730
Unrealized appreciation………………….	3,407,751
Distributable earnings…………………….	$4,279,481

For the year ended December 31, 2015, the Fund reclassified $198,855 of net investment losses against paid in capital resulting in an increase of net investment income and decrease of $198,855 of paid in capital on shares of stock. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

7. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects the risk of loss to be remote.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

PROSPECTUS, PROXY AND PORTFOLIO INFORMATION (Unaudited)

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a current prospectus please call 1-800-541-3863 or visit www.volumetric.com. Information is available to shareholders who are interested in the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30.  This information may be obtained without charge either by calling the Fund’s toll-free number, 1-800-541-3863, or by visiting the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission, for the first and third quarters of each fiscal year on form N-Q.  These forms are available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 1-800-541-3863 or visit www.volumetric.com.

DIRECTORS (Unaudited)

Directors, who are not salaried employees of Volumetric Advisers, Inc. (the “Adviser”), 87 Violet Drive, Pearl River, NY 10965, receive a fee for each Board or committee meeting they attend. Directors’ fees had no effect on the Fund’s expenses and expense ratio since all of their fees were paid by the Adviser.  On a yearly basis, the full Board of Directors meet two times and the Independent Directors meet three times. In addition, the Audit Committee meets twice and the Governance & Nominating committee meets once.

INFORMATION ABOUT YOUR FUND’S EXPENSES

For the six months ended June 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 made at the beginning of the period and held for the entire semi-annual period, January 1, 2016 – June 30, 2016.

Below are two ways to evaluate your Fund’s costs.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.  You may use the information here, together with your account value, to estimate the expenses that you paid over the period.  To do so, simply divide your account value by $1,000 (for example, a $7,000 account value divided by $1,000 = 7.0), then multiply the result by the number given in the first line under the heading titled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses, the expense ratio is unchanged.  Because the return used is not the Fund’s actual return, the results do not apply to your investment.  This sample is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return.  You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Volumetric Fund does not charge any sales loads, redemption fee, or exchange fees, but these fees may be present in other funds to which you compare our Fund.  Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you to determine the relative total costs of owning different funds.

*The actual total return for the six-month period ended

June 30, 2016, was 4.7%.

**Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, and then divided by 366.

GENERAL INFORMATION

INVESTMENT ADVISER and TRANSFER AGENT

Volumetric Advisers, Inc.

87 Violet Drive

Pearl River, NY 10965

CUSTODIAN

US Bank, N.A.

615 E Michigan Street

Milwaukee, WI 53202

IRA AND PENSION ACCOUNTS TRUSTEE

Equity Trust Company

P.O. Box 8963

Wilmington, DE 19899

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

            Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

Investment Adviser and Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Board of Directors

Richard Brega, Jr.

Gabriel J. Gibs, Chairman

Josef Haupl

Alexandre M. Olbrecht, Dr.

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski

Officers

Gabriel J. Gibs

    Chairman, Portfolio Co-Manager

Irene J. Zawitkowski

    CEO, Senior Portfolio Manager

Jeffrey M. Gibs

    President, Portfolio-Co-Manager, CCO

Item 2. Code of Ethics.

   Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

   Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

   Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.

   Not applicable to open-end investment companies.

Item 6. Schedule of Investments:

   Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

   Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

   Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

   Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

   None

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSRS, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSRS is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics:

    Not applicable for semi-annual report.

(a)(2)(a) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSRS) are filed herewith.

(a)(2)(b)Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Volumetric Fund, Inc.

By (Signature and Title)

/s/ Gabriel J. Gibs

Gabriel Gibs, Chairman

Date 7/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Irene Zawitkowski

Irene Zawitkowski, CEO

Date 7/22/2016